EMPLOYEE BENEFITS - Post-employment defined contribution pension plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Total cost	R$ 2,017	R$ 1,952	R$ 1,986
Defined contribution pension plan
EMPLOYEE BENEFITS
Total cost	R$ 235,888	R$ 215,085	R$ 196,027